Non-Controlling Interest in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Non-Controlling Interest in Subsidiaries [Abstract]
Noncontrolling Interest [Table Text Block]
28. NON-CONTROLLING INTEREST IN SUBSIDIARIES

Non-controlling interest in subsidiaries consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2018	2017
Domlec	$22	$21
Preferred shares of GBPC	19	19
ICDU (1)	-	52
	$41	$92
(1) On January 15, 2018, Emera completed the acquisition of the minority shareholder common shares for total consideration of $35 million USD. This acquisition increases Emera’s indirect ownership interest to 100 per cent.

Schedule of Sale of Stock by Subsidiary or Equity Method Investee Disclosure [Table Text Block]
Preferred shares of GBPC:

Authorized:
20,000 non-voting cumulative redeemable variable perpetual preferred shares.

	2018		2017
Issued and outstanding:	number of shares	millions of dollars	number of shares	millions of dollars
Outstanding as at December 31	20,000	$19	20,000	$19